Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine such Fair Value - USD ($)	Feb. 29, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Investments held in Trust Account:
U.S. Treasury Securities		$ 121,961,421
Liabilities
Derivative liabilities - Forward Purchase Agreement	$ 20,622	2,650,000
Level 1 [Member]
Investments held in Trust Account:
U.S. Treasury Securities		121,961,421
Liabilities
Derivative liabilities - Forward Purchase Agreement
Level 2 [Member]
Investments held in Trust Account:
U.S. Treasury Securities
Liabilities
Derivative liabilities - Forward Purchase Agreement
Level 3 [Member]
Investments held in Trust Account:
U.S. Treasury Securities
Liabilities
Derivative liabilities - Forward Purchase Agreement	$ 20,622	$ 2,650,000